Segment reporting (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Schedule of Segment Profit by Operating Segment
Since mid of 2016, the Group is fully focused on the development of its immuno-oncology platform. Therefore, as of June 30, 2020, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior year.

	For the Six-month period ended June 30, 2019
€ ‘000	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(94)	(12 612)	—	(12 706)
General & Administrative expenses	—	—	(4 506)	(4 506)
Net Other income/(loss)	134	927	201	1 262
Operating Profit/(Loss)	40	(11 685)	(4 305)	(15 950)
Net financial income/(loss)	93	(93)	(15)	(15)
Profit/(Loss) before taxes	133	(11 778)	(4 320)	(15 965)
Income Taxes	—	—	—	—
Profit/(Loss) for the year 2019	133	(11 778)	(4 320)	(15 965)

	For the Six-month period ended June 30, 2020
€ ‘000	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	5	—	—	5
Revenue recognized over time	—	—	—	—
Total Revenue	5	—	—	5
Cost of Sales	—	—	—	—
Gross Profit	5	—	—	5
Research & Development expenses	(72)	(11 069)	—	(11 141)
General & Administrative expenses	—	—	(4 789)	(4 789)
Net Other income/(loss)	10	(840)	200	(630)
Operating Profit/(Loss)	(57)	(11 908)	(4 589)	(16 555)
Net financial income/(loss)	—	(87)	45	(42)
Profit/(Loss) before taxes	(57)	(11 995)	(4 545)	(16 597)
Income Taxes	—	—	(0)	(0)
Profit/(Loss) for the year 2020	(57)	(11 995)	(4 545)	(16 597)